Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2010
Supplemental Cash Flow Information
Supplemental Cash Flow Information

(Millions)	2010	2009	2008
Cash income tax payments	$1,509	$834	$1,778
Cash interest payments	201	236	196
Capitalized interest	17	27	28